2016 Acquisitions (Narrative) (Details) $ in Millions								1 Months Ended		4 Months Ended	12 Months Ended
		May 10, 2016 USD ($) bbl / d mi shares	Mar. 01, 2016 USD ($) shares	Dec. 01, 2015	Mar. 02, 2015	Dec. 01, 2014	Mar. 01, 2014	Mar. 31, 2016 shares	Dec. 31, 2014 USD ($) shares	May 10, 2016 USD ($) bbl / d mi	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2016 transaction
Business Acquisition [Line Items]
Units issued associated with acquisitions | shares											2,345,339	4,704,221
General partner interest, percent				2.00%	2.00%	2.00%	2.00%		2.00%
Number of general partner units owned by Phillips 66 | shares									1,531,518		1,683,425	1,531,518
Phillips 66 [Member] | Notes Payable 3.0 Percent Due 2020 [Member]
Business Acquisition [Line Items]
Note payable to Phillips 66	[1]								$ 352.0		$ 964.0	$ 352.0
Subsequent Event [Member]
Business Acquisition [Line Items]
Number of separate transactions | transaction													2
General partner interest, percent		2.00%	2.00%					2.00%
Processing Capacity Per Day | bbl / d		100,000								100,000
Subsequent Event [Member] | Phillips 66 Sweeny Frac LLC [Member]
Business Acquisition [Line Items]
Percentage of ownership In subsidiary		100.00%								100.00%
Subsequent Event [Member] | Standish Pipeline [Member]
Business Acquisition [Line Items]
Pipeline length in miles | mi		92								92
Subsequent Event [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Number of general partner units owned by Phillips 66 | shares								1,978,603
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Limited partner ownership interest, percent								60.80%
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Fourth Amendment To Omnibus Agreement [Member]
Business Acquisition [Line Items]
Monthly operational and administrative support fee										$ 3.0
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Business Acquisition [Line Items]
Number of units owned by Phillips 66 | shares								60,162,787
Subsequent Event [Member] | Initial Fractionator Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions | shares			8,425
Subsequent Event [Member] | Initial Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Interest acquired, percentage			25.00%
Total consideration			$ 236.0
Assumption of a note payable to a subsidiary of Phillips 66			212.0
Transaction costs			$ 0.9
Subsequent Event [Member] | Initial Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions | shares			412,823
Subsequent Event [Member] | Subsequent Fractionator Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions | shares		286,753
Subsequent Event [Member] | Subsequent Fractionator Acquisition [Member] | Phillips 66 [Member] | Notes Payable 3.0 Percent Due 2020 [Member]
Business Acquisition [Line Items]
Assumption of a note payable to a subsidiary of Phillips 66		$ 675.0
Note payable to Phillips 66	[1]	$ 19.4								$ 19.4
Subsequent Event [Member] | Subsequent Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Interest acquired, percentage		75.00%								75.00%
Total consideration		$ 775.0
Assumption of a note payable to a subsidiary of Phillips 66		675.0
Transaction costs		$ 0.7
Subsequent Event [Member] | Subsequent Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Standish Pipeline [Member]
Business Acquisition [Line Items]
Interest acquired, percentage		100.00%								100.00%
Subsequent Event [Member] | Subsequent Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions | shares			1,400,922
Subsequent Event [Member] | Standish And Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Number of separate transactions | transaction													2
Aggregate net book value of interest acquired										$ 1,154.0

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.